Consolidated Statements of Cash Flows (Reconciliation) - USD ($)	Sep. 30, 2019	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Reconciliation of cash, cash equivalents, and restricted cash
Cash and cash equivalents	$ 8,690,000	$ 9,663,000	$ 13,393,000
Restricted cash	700,000	800,000	800,000
Cash, cash equivalents and restricted cash	$ 9,390,000	$ 10,463,000	$ 14,193,000	$ 12,276,000